UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Intangible assets	$ 2,753.5	$ 2,590.1
Goodwill	2,315.1	2,127.7
Property, plant and equipment	634.9	549.5
Right-of-use assets	673.0	524.3
Non-current financial assets	67.2	62.0
Defined benefit pension assets	11.6	11.7
Other non-current assets	3.5	4.1
Deferred tax assets	81.4	67.6
TOTAL NON-CURRENT ASSETS	6,540.2	5,937.0
CURRENT ASSETS
Inventories	1,710.4	1,223.3
Accounts receivable, net	880.6	666.9
Prepaid expenses and other receivables	216.4	213.2
Current tax assets	10.6	10.3
Cash and cash equivalents	353.3	345.4
TOTAL CURRENT ASSETS	3,171.3	2,459.1
TOTAL ASSETS	9,711.5	8,396.1
EQUITY
Share capital	18.5	18.4
Share premium	3,219.9	3,189.1
Capital reserve	2,789.2	2,789.2
Cash flow hedge reserve	(41.9)	19.6
Accumulated deficit and other	(339.0)	(1,017.0)
Equity attributable to equity holders of the parent company	5,646.7	4,999.3
Non-controlling interests	20.1	9.1
TOTAL EQUITY	5,666.8	5,008.4
NON-CURRENT LIABILITIES
Non-current borrowings	791.9	790.8
Non-current lease liabilities	574.9	439.0
Defined benefit pension liabilities	33.9	30.0
Other non-current liabilities	7.5	15.5
Non-current provisions	13.7	5.9
Non-current tax liabilities	5.5	4.9
Deferred tax liabilities	518.8	487.4
TOTAL NON-CURRENT LIABILITIES	1,946.2	1,773.5
CURRENT LIABILITIES
Other borrowings	259.5	136.5
Revolving credit facility	93.9	0.0
Current lease liabilities	147.7	116.9
Accounts payable	564.5	549.0
Other current liabilities	983.6	747.7
Current provisions	36.3	33.7
Current tax liabilities	13.0	30.4
TOTAL CURRENT LIABILITIES	2,098.5	1,614.2
TOTAL LIABILITIES	4,044.7	3,387.7
TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES	$ 9,711.5	$ 8,396.1